Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Handsets and other terminals	6,262	5,205
Other consumables	1,782	2,133

	8,044	7,338